Average Annual Total Returns{- Fidelity® Capital Appreciation Fund} - 10.31 Fidelity Capital Appreciation Fund K PRO-07 - Fidelity® Capital Appreciation Fund	Fidelity Capital Appreciation Fund-Class K Return Before Taxes Past 1 year	Fidelity Capital Appreciation Fund-Class K Return Before Taxes Past 5 years	Fidelity Capital Appreciation Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	30.14%	10.06%	13.20%	31.49%	11.70%	13.56%